Label	Element	Value
BNY MELLON INTERMEDIATE MUNICIPAL BOND FUND, INC.
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	November 22, 2021 BNY MELLON INTERMEDIATE MUNICIPAL BOND FUND, INC. Supplement to Current Summary Prospectus and Prospectus
Risk/Return [Heading]	rr_RiskReturnHeading	BNY MELLON INTERMEDIATE MUNICIPAL BOND FUND, INC.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

Effective December 1, 2021, the following information supersedes and replaces any contrary information contained in "Fees and Expenses" in the fund's summary prospectus and "Fund Summary - Fees and Expenses" in the fund's prospectus:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Sep. 30, 2022
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The one-year example and the first year of the three-, five- and ten-years examples are based on net operating expenses, which reflect the fee waiver agreement by BNY Mellon Investment Adviser, Inc. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

BNY MELLON INTERMEDIATE MUNICIPAL BOND FUND, INC. | BNY Mellon Intermediate Municipal Bond Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder services fees	rr_Component1OtherExpensesOverAssets	0.05%
Miscellaneous other expenses	rr_Component2OtherExpensesOverAssets	0.09%
Total other expenses	rr_OtherExpensesOverAssets	0.14%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.74%
Fee waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[1]
Total annual fund operating expenses (after fee waiver)	rr_NetExpensesOverAssets	0.69%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 70
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	232
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	407
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 914

[1]	The fund's investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed to waive receipt of a portion of its management fee in the amount of .05% of the value of the fund's average daily net assets until September 30, 2022. On or after September 30, 2022, BNY Mellon Investment Adviser, Inc. may terminate this waiver agreement at any time.